Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 945,761	$ 152,768	$ 217,676
Adoption ASU 2016-13	365,047
Provision	(927,055)	804,613	140,204
Write off			(136,602)
Exchange rate effect	(18,706)	(11,620)	(68,510)
Ending balance	$ 365,047	$ 945,761	$ 152,768